Cost of sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales [Abstract]
Cost of product sales	$ 22,029,000	$ 21,796,000	$ 11,384,000
Write-down of inventories (see Note 15)	5,688,000	4,058,000	0
Reversal of write-down of inventories (see Note 15)	(932,000)	0	0
Amortization of acquired intangibles (see Note 12)	48,944,000	42,966,000	11,457,000
Amortization of inventory fair value step-up (see Note 15)	4,417,000	27,617,000	7,473,000
Royalty expenses	25,973,000	22,592,000	8,419,000
Total cost of sales	$ 106,119,000	$ 119,029,000	$ 38,733,000